RETIREMENT BENEFIT PLANS - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Description of changes in methods and assumptions	bps increase
Increase (decrease) in defined benefit obligation	£ (377)	£ (413)
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Description of changes in methods and assumptions	bps increase
Increase (decrease) in defined benefit obligation	£ 305	316
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 195	£ 190